RELATED PARTIES (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The total of the transactions:
Key management personnel compensation	$ 2,917	$ 3,828
Finance costs incurred from De Beers Canada Inc.	1,645	1,529
Kennady diamonds [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions	30	90
International investment and underwriting [Member]
The total of the transactions:
Settlement of liabilities by entity on behalf of related party, related party transactions	99	82
De beers canada inc [Member]
The total of the transactions:
Diamonds sold to De Beers Canada Inc.	2,028	8,791
Assets purchased from De Beers Canada Inc.	0	324
Gk mine [Member]
The total of the transactions:
Key management personnel compensation	4,153	4,153
De Beers Canada [Member]
The total of the transactions:
Sunk cost repayment to De Beers Canada Inc.	0	49,063
Diamonds purchased from De Beers Canada Inc.	29,774	19,470
Finance costs incurred from De Beers Canada Inc.	$ 705	$ 339